Share-Based Compensation - Schedule of nonvested stock units activity (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Granted, shares | shares	1,988
Forfeited, shares | shares	(33)
Nonvested ending balance, shares | shares	1,955
Granted, weighted average grant fair value | $ / shares	$ 11.40
Forfeited, weighted average grant fair value | $ / shares	11.55
Nonvested ending balance, weighted average grant date fair value | $ / shares	$ 11.40